Financial assets and liabilities - Financial instruments measured at amortized cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
CRTC tangible benefits obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 79	$ 111
FAIR VALUE	78	110
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	119	124
FAIR VALUE	121	128
Debt securities, finance leases and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	19,868	19,321
FAIR VALUE	$ 21,490	$ 21,298